STOCKHOLDERS' EQUITY (DEFICIT) - Stock Options (Narrative) (Details) - Options	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options granted	10 years
Vesting period of options	5 years